Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Furniture and equipment	$ 503	$ 9,786	$ 11,901
Less accumulated depreciation	(141)	(3,982)	(280)
Furniture and equipment, Net	$ 362	$ 5,804	$ 11,621